UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York           July 31, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total:  $521,128
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                           Name
--------------------                           ----

NONE

                                                    FORM 13F INFORMATION TABLE

                                                         EAC Management LP
                                                           June 29, 2007



COLUMN 1                          COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

ACXIOM CORP                         COM         005125109      529       20,000 SH           SOLE       NONE       20,000
AEROFLEX INC                        COM         007768104    7,483      528,065 SH           SOLE       NONE      528,065
AFFILIATED COMPUTER SERVICES        CL A        008190100    1,333       23,500 SH           SOLE       NONE       23,500
AGILE SOFTWARE CORP DEL             COM         00846X105      100       12,400 SH           SOLE       NONE       12,400
ALLIANCE DATA SYSTEMS CORP          COM         018581108   21,252      275,000 SH           SOLE       NONE      275,000
ALLTEL CORP                         COM         020039103   57,174      846,400 SH           SOLE       NONE      846,400
ARCHSTONE SMITH TR                  COM         039583109    3,032       51,300 SH           SOLE       NONE       51,300
ARMOR HOLDINGS INC                  COM         042260109   10,120      116,500 SH           SOLE       NONE      116,500
AVAYA INC                           COM         053499109    7,846      465,900 SH           SOLE       NONE      465,900
BISYS GROUP INC                     COM         055472104   10,742      908,000 SH           SOLE       NONE      908,000
BANK NEW YORK INC                   COM         064057102      436       10,500 SH           SOLE       NONE       10,500
BIOMET INC                          COM         090613100    3,658       80,000 SH           SOLE       NONE       80,000
C D W CORP                          COM         12512N105   17,392      204,685 SH           SOLE       NONE      204,685
CT COMMUNICATIONS INC               COM NEW     126426402   15,095      494,754 SH           SOLE       NONE      494,754
CATALINA MARKETING CORP             COM         148867104    8,234      261,400 SH           SOLE       NONE      261,400
CERIDIAN CORP NEW                   COM         156779100    1,400       40,000 SH           SOLE       NONE       40,000
COMPASS BANCSHARES INC              COM         20449H109   12,265      177,808 SH           SOLE       NONE      177,808
COVANSYS CORP                       COM         22281W103   16,013      471,933 SH           SOLE       NONE      471,933
CRESCENT REAL ESTATE EQUITIE        COM         225756105      561       25,000 SH           SOLE       NONE       25,000
DOLLAR GEN CORP                     COM         256669102    8,141      371,400 SH           SOLE       NONE      371,400
EGL INC                             COM         268484102    8,493      182,729 SH           SOLE       NONE      182,729
ECOLLEGE COM                        COM         27887E100    4,639      208,498 SH           SOLE       NONE      208,498
EQUITY INNS INC                     COM         294703103    1,008       45,000 SH           SOLE       NONE       45,000
ESCHELON TELECOM INC                COM         296290109    5,487      185,360 SH           SOLE       NONE      185,360
FIRST DATA CORP                     COM         319963104   43,177    1,321,600 SH           SOLE       NONE    1,321,600
GENESCO INC                         COM         371532102    9,499      181,600 SH           SOLE       NONE      181,600
GENESIS HEALTHCARE CORP             COM         37184D101   21,227      310,240 SH           SOLE       NONE      310,240
HARMAN INTL INDS INC                COM         413086109   11,680      100,000 SH           SOLE       NONE      100,000
HARRAHS ENTMT INC                   COM         413619107   10,282      120,600 SH           SOLE       NONE      120,600
HUNTSMAN CORP                       COM         447011107    1,702       70,000 SH           SOLE       NONE       70,000
INTER TEL INC                       COM         458372109    2,683      112,100 SH           SOLE       NONE      112,100
INTL SECS EXCHANGE HLDGS INC        CL A        46031W204      327        5,000 SH           SOLE       NONE        5,000
INVESTORS FINL SERVICES CORP        COM         461915100   14,071      228,158 SH           SOLE       NONE      228,158
IPSCO INC                           COM         462622101   10,963       69,000 SH           SOLE       NONE       69,000
KOMAG INC                           COM NEW     500453204      957       30,000 SH           SOLE       NONE       30,000
LAUREATE EDUCATION  INC             COM         518613104    6,133       99,467 SH           SOLE       NONE       99,467
MYERS INDS INC                      COM         628464109   16,578      749,800 SH           SOLE       NONE      749,800
OHIO CAS CORP                       COM         677240103   23,755      548,496 SH           SOLE       NONE      548,496
PENN NATL GAMING INC                COM         707569109    1,562       26,000 SH           SOLE       NONE       26,000
SERVICEMASTER CO                    COM         81760N109    6,662      430,900 SH           SOLE       NONE      430,900
SLM CORP                            COM         78442P106      576       10,000     CALL     SOLE       NONE       10,000
SKY FINL GROUP INC                  COM         83080P103    1,539       54,991 SH           SOLE       NONE       54,991
STRIDE RITE CORP                    COM         863314100    4,403      217,309 SH           SOLE       NONE      217,309
TXU CORP                            COM         873168108   17,559      260,900 SH           SOLE       NONE      260,900
TRIAD HOSPITALS INC                 COM         89579K109   80,274    1,493,200 SH           SOLE       NONE    1,493,200
TRIBUNE CO NEW                      COM         896047107    6,027      205,000 SH           SOLE       NONE      205,000
24/7 REAL MEDIA INC                 COM NEW     901314203    3,880      330,203 SH           SOLE       NONE      330,203
VERTRUE INC                         COM         92534N101    1,096       22,460 SH           SOLE       NONE       22,460
HERBALIFE LTD                       COM USD SHS G4412G101    2,086       52,600 SH           SOLE       NONE       52,600



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